UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09157

Eaton Vance Michigan Municipal Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Semiannual Report May 31, 2008

EATON VANCE
MUNICIPAL
INCOME
TRUSTS

CLOSED-END FUNDS:

California

Florida Plus

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of May 31, 2008

TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition

California Municipal Income Trust	4
Florida Plus Municipal Income Trust	5
Massachusetts Municipal Income Trust	6
Michigan Municipal Income Trust	7
New Jersey Municipal Income Trust	8
New York Municipal Income Trust	9
Ohio Municipal Income Trust	10
Pennsylvania Municipal Income Trust	11

Financial Statements	12

Annual Meeting of Shareholders	71

Dividend Reinvestment Plan	72

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	74

Officers and Trustees	77

Eaton Vance Municipal Income Trusts as of May 31, 2008

INVESTMENT UPDATE

Eaton Vance Municipal Income Trusts (the “Trusts”) are closed-end Trusts, traded on the American Stock Exchange, which are designed to provide current income exempt from regular federal income tax and state personal income taxes, as applicable. This income is earned by investing primarily in investment-grade municipal securities.

Economic and Market Conditions

Economic growth in the first quarter of 2008 measured 0.9%, according to Commerce Department data reported in May 2008, following the 0.6% growth rate achieved in the fourth quarter 2007. The housing sector continued to struggle in the first quarter due to market concerns related to subprime mortgages. Although the weaker dollar was having a beneficial effect on export-related industries, tourism, and U.S. based multinational companies, consumers started to curtail spending as food and energy costs continued to climb, according to the U.S. Commerce Department, and consumer confidence levels fell to 25-year lows, according to University of Michigan data.

On March 16, 2008, the Federal Reserve (the “Fed”) took extraordinary actions to support orderly market functioning after it learned that Bear Stearns faced a liquidity crisis which could have triggered a wider market crisis. In addition to approving a financing arrangement to support JPMorgan Chase’s acquisition of Bear Stearns, the Fed created a new lending facility that expanded the potential collateral it would accept from member banks and extended the new lending facility to securities firms. Through May 31, 2008, the Federal Funds Rate has been lowered by a total of 325 basis points (3.25%) since September 18, 2007, to 2.00% from 5.25%, and the Discount Rate, the rate at which the Fed lends to banks and securities firms, has been lowered by a total of 400 basis points (4.00%) since August 17, 2007, to 2.25% from 6.25%. Management believes that the Fed’s actions have been aimed at providing market liquidity during the period of extreme uncertainty and tight credit conditions that first surfaced in August 2007.

Management Discussion

The Trusts invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

Relative to their benchmark, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged index of municipal bonds – the Trusts underperformed at net asset value (NAV) for the six months ended May 31, 2008.(1) Management believes that much of the underperformance at NAV can be attributed to the broader-based credit crisis that has shaken the fixed-income markets since August 2007, which led investors to move their capital into the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to mortgage-backed collateralized debt obligations (CDOs). More recently, the municipal bond market has been impacted by the downgrade of major municipal bond insurers due to their exposure to mortgage-related CDO debt. As a result of an active management style that focuses on income and longer call protection, the Trusts generally hold longer-duration bonds. Although the municipal bond market stabilized and the Trusts’ performances improved from March 2008 through May 2008, management believes that investors’ flight to shorter- maturity uninsured bonds from longer-maturity insured bonds, which took place from September 2007 through February 2008, resulted in the Trusts’ relative underperformance at NAV for the period.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 98.2% as of May 31, 2008, with many individual bonds trading higher than 98.2%.(2) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of subprime contagion, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the

(1)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2)

Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Trust’s yield. Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trusts’ current or future investments and may change due to active management.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued compared to Treasuries.

With this backdrop, management continues to manage all of its municipal funds and trusts with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

A Note Regarding Auction Preferred Shares (APS)

As has been widely reported since mid-February 2008, the normal functioning of the auction market in the United States for certain types of “auction rate securities” has been disrupted by an imbalance between buy and sell orders. Consistent with patterns in the broader market for auction rate securities, the Trusts have, since mid-February, experienced unsuccessful APS auctions. In the event of an unsuccessful auction, the affected APS remain outstanding, and the dividend rate reverts to the specified maximum payable rate.

On June 23, 2008, after the end of the reporting period, management announced that it had secured new financing that the Trusts intend to use to redeem a portion of their outstanding APS, subject to satisfying the notice and other requirements that apply to APS redemptions. Eaton Vance California Municipal Income Trust, Eaton Vance Florida Plus Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust and Eaton Vance New York Municipal Income Trust plan to redeem approximately 6%, 36%, 7%, 3% and 15%, respectively, of their outstanding APS on or after July 7, 2008. Management is working diligently to provide liquidity solutions that will enable the Trusts to redeem their remaining outstanding APS. It is not certain when, or if, the Trusts’ remaining outstanding APS will be redeemed.

Eaton Vance California Municipal Income Trust as of May 31, 2008

pERFoRMANcE iNFoRMATioN AND poRTFoLio coMposiTioN

Trust Performance(1)

American Stock Exchange Symbol

CEV

Average Annual Total Returns (by share price)
Six Months	7.10%
One Year	-7.17
Five Years	3.89
Life of Trust (1/29/99)	4.99

Average Annual Total Returns (by net asset value)
Six Months	-1.60%
One Year	-4.18
Five Years	3.83
Life of Trust (1/29/99)	5.60

Market Yields

Market Yield(2)	4.86%
Taxable-Equivalent Market Yield(3)	8.24

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper California Municipal Debt Funds Classification
Average Annual Total Returns (by net asset value)
Six Months	-0.57%
One Year	-0.40
Five Years	4.33
Life of Trust (1/31/99)	4.93

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA:

AAA	49.6%
AA	6.4%
A	28.8%
BBB	6.0%
Not Rated	9.2%

Trust Statistics(7)

•	Number of Issues:	98
•	Average Maturity:	22.7 years
•	Average Effective Maturity:	14.4 years
•	Average Call Protection:	7.9 years
•	Average Dollar Price:	$89.42
•	Leverage:**	36.2%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 24, 24, 24 and 13 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Florida Plus Municipal Income Trust† as of May 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

†	Effective June 19, 2008, the name of Eaton Vance Florida Plus Municipal Income Trust was changed to Eaton Vance National Municipal Income Trust.

Trust Performance(1)

American Stock Exchange Symbol

FEV

Average Annual Total Returns (by share price)
Six Months	1.44%
One Year	-8.12
Five Years	1.25
Life of Trust (1/29/99)	4.05

Average Annual Total Returns (by net asset value)
Six Months	-2.23%
One Year	-4.61
Five Years	3.39
Life of Trust (1/29/99)	5.29

Market Yields

Market Yield(2)	5.06%
Taxable-Equivalent Market Yield(3)	7.78

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper Florida Municipal Debt Funds Classification††
Average Annual Total Returns (by net asset value)
Six Months	-0.89%
One Year	-0.70
Five Years	3.59
Life of Trust (1/31/99)	4.68

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA:

AAA	53.3%
AA	11.6%
A	9.4%
BBB	7.0%
BB	1.0%
B	2.4%
CCC	1.3%
Not Rated	14.0%

Trust Statistics(7)

•	Number of Issues:	96
•	Average Maturity:	26.8 years
•	Average Effective Maturity:	17.3 years
•	Average Call Protection:	8.6 years
•	Average Dollar Price:	$91.81
•	Leverage:**	37.2%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds (closed-end) Classification contained 8, 8, 7 and 5 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

†† Subsequent to 5/31/08, the Trust’s Lipper Classification was changed to the Lipper General Municipal Debt Funds (Leveraged) Classification.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2008

pERFoRMANcE iNFoRMATioN AND poRTFoLio coMposiTioN

Trust Performance(1)

American Stock Exchange Symbol

MMV

Average Annual Total Returns (by share price)
Six Months	9.11%
One Year	-1.93
Five Years	2.52
Life of Trust (1/29/99)	4.94

Average Annual Total Returns (by net asset value)
Six Months	-1.69%
One Year	-4.66
Five Years	3.67
Life of Trust (1/29/99)	5.23

Market Yields

Market Yield(2)	4.60%
Taxable-Equivalent Market Yield(3)	7.47

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification
Average Annual Total Returns (by net asset value)
Six Months	-0.32%
One Year	0.84
Five Years	3.75
Life of Trust (1/31/99)	5.01

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA:

AAA	38.8%
AA	15.2%
A	27.3%
BBB	8.0%
BB	1.2%
Not Rated	9.5%

Trust Statistics(7)

•	Number of Issues:	62
•	Average Maturity:	27.7 years
•	Average Effective Maturity:	19.4 years
•	Average Call Protection:	8.4 years
•	Average Dollar Price:	$94.33
•	Leverage:**	35.7%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 43, 43, 43 and 20 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Michigan Municipal Income Trust as of May 31, 2008

pERFoRMANcE iNFoRMATioN AND poRTFoLio coMposiTioN

Trust Performance(1)

American Stock Exchange Symbol

EMI

Average Annual Total Returns (by share price)
Six Months	1.66%
One Year	-9.84
Five Years	0.51
Life of Trust (1/29/99)	3.73

Average Annual Total Returns (by net asset value)
Six Months	-1.90%
One Year	-2.64
Five Years	3.38
Life of Trust (1/29/99)	5.07

Market Yields

Market Yield(2)	4.91%
Taxable-Equivalent Market Yield(3)	7.90

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper Michigan Municipal Debt Funds Classification
Average Annual Total Returns (by net asset value)
Six Months	-0.69%
One Year	0.47
Five Years	3.61
Life of Trust (1/31/99)	5.12

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA–:

AAA	43.1%
AA	13.8%
A	20.9%
BBB	11.9%
BB	3.1%
CCC	0.9%
Not Rated	6.3%

Trust Statistics(7)

•	Number of Issues:	59
•	Average Maturity:	22.6 years
•	Average Effective Maturity:	12.3 years
•	Average Call Protection:	5.4 years
•	Average Dollar Price:	$95.59
•	Leverage:**	37.3%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 4, 4, 4, and 3 funds for the 6-month, 1-year, 5-year, and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2008

pERFoRMANcE iNFoRMATioN AND poRTFoLio coMposiTioN

Trust Performance(1)

American Stock Exchange Symbol

EVJ

Average Annual Total Returns (by share price)
Six Months	3.36%
One Year	-10.75
Five Years	1.77
Life of Trust (1/29/99)	4.33

Average Annual Total Returns (by net asset value)
Six Months	-2.27%
One Year	-5.30
Five Years	4.30
Life of Trust (1/29/99)	5.44

Market Yields

Market Yield(2)	4.73%
Taxable-Equivalent Market Yield(3)	7.99

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper New Jersey Municipal Debt Funds Classification
Average Annual Total Returns (by net asset value)
Six Months	-1.23%
One Year	-1.19
Five Years	4.05
Life of Trust (1/31/99)	4.93

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA–:

AAA	45.0%
AA	7.0%
A	20.3%
BBB	21.2%
BB	0.4%
B	1.3%
Not Rated	4.8%

Trust Statistics(7)

•	Number of Issues:	74
•	Average Maturity:	25.3 years
•	Average Effective Maturity:	17.7 years
•	Average Call Protection:	9.0 years
•	Average Dollar Price:	$90.81
•	Leverage:**	36.6%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 10, 10, 10 and 6 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New York Municipal Income Trust as of May 31, 2008

pERFoRMANcE iNFoRMATioN AND poRTFoLio coMposiTioN

Trust Performance(1)

American Stock Exchange Symbol

EVY

Average Annual Total Returns (by share price)
Six Months	4.77%
One Year	-4.49
Five Years	4.11
Life of Trust (1/29/99)	5.62

Average Annual Total Returns (by net asset value)
Six Months	-1.39%
One Year	-4.04
Five Years	3.97
Life of Trust (1/29/99)	5.81

Market Yields

Market Yield(2)	4.92%
Taxable-Equivalent Market Yield(3)	8.13

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper New York Municipal Debt Funds Classification
Average Annual Total Returns (by net asset value)
Six Months	0.11%
One Year	0.13
Five Years	4.46
Life of Trust (1/31/99)	5.10

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA–:

AAA	33.6%
AA	27.7%
A	16.0%
BBB	10.3%
BB	2.0%
B	1.7%
Not Rated	8.7%

Trust Statistics(7)

•	Number of Issues:	76
•	Average Maturity:	23.9 years
•	Average Effective Maturity:	16.2 years
•	Average Call Protection:	8.9 years
•	Average Dollar Price:	$97.07
•	Leverage:**	36.1%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 16, 16, 16 and 6 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Ohio Municipal Income Trust as of May 31, 2008

pERFoRMANcE iNFoRMATioN AND poRTFoLio coMposiTioN

Trust Performance(1)

American Stock Exchange Symbol

EVO

Average Annual Total Returns (by share price)
Six Months	1.92%
One Year	-9.78
Five Years	0.18
Life of Trust (1/29/99)	4.07

Average Annual Total Returns (by net asset value)
Six Months	-2.44%
One Year	-2.94
Five Years	3.93
Life of Trust (1/29/99)	5.18

Market Yields

Market Yield(2)	4.78%
Taxable-Equivalent Market Yield(3)	7.87

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper Other States Municipal Debt Funds Classification
Average Annual Total Returns (by net asset value)
Six Months	-0.32%
One Year	0.84
Five Years	3.75
Life of Trust (1/31/99)	5.01

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA–:

AAA	46.1%
AA	17.8%
A	18.6%
BBB	5.7%
B	1.9%
Not Rated	9.9%

Trust Statistics(7)

•	Number of Issues:	77
•	Average Maturity:	22.2 years
•	Average Effective Maturity:	13.5 years
•	Average Call Protection:	7.4 years
•	Average Dollar Price:	$95.21
•	Leverage:**	37.0%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 39.26% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 43, 43, 43 and 20 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2008

pERFoRMANcE iNFoRMATioN AND poRTFoLio coMposiTioN

Trust Performance(1)

American Stock Exchange Symbol

EVP

Average Annual Total Returns (by share price)
Six Months	3.20%
One Year	-6.80
Five Years	2.23
Life of Trust (1/29/99)	4.21

Average Annual Total Returns (by net asset value)
Six Months	-0.55%
One Year	-0.92
Five Years	4.39
Life of Trust (1/29/99)	5.47

Market Yields

Market Yield(2)	4.93%
Taxable-Equivalent Market Yield(3)	7.83

Index Performance(4)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	1.44%
One Year	3.87
Five Years	3.67
Life of Trust (1/31/99)	4.85

Lipper Averages(5)

Lipper Pennsylvania Municipal Debt Funds Classification
Average Annual Total Returns (by net asset value)
Six Months	-1.09%
One Year	-0.84
Five Years	3.17
Life of Trust (1/31/99)	4.86

Portfolio Manager: Adam A. Weigold, CFA

Rating Distribution*(6)

By total investments

*

The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2008, is as follows, and the average rating is AA:

AAA	53.1%
AA	12.7%
A	13.5%
BBB	12.0%
BB	0.8%
CCC	1.6%
Not Rated	6.3%

Trust Statistics(7)

•	Number of Issues:	74
•	Average Maturity:	22.1 years
•	Average Effective Maturity:	10.9 years
•	Average Call Protection:	6.1 years
•	Average Dollar Price:	$97.77
•	Leverage:**	36.6%

**

The leverage amount is Auction Preferred Shares at liquidation value as a percentage of the Trust’s net assets applicable to common shares plus Auction Preferred Shares. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2) The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result.

(3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure.

(4) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(5) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 7, 7, 7 and 4 funds for the 6-month, 1-year, 5-year and Life-of-Trust time periods, respectively. Lipper Averages are available as of month end only.

(6) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(7) Portfolio holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance California Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.8%
Principal Amount (000's omitted)	Security	Value
Education — 11.1%
$2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$2,597,097
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	507,350
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,915,120
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,028,200
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,519,600
		$11,567,367
Electric Utilities — 3.5%
$2,500	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,439,175
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25(1)(2)	302,247
900	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37(1)(2)	835,218
		$3,576,640
Escrowed / Prerefunded — 0.4%
$405	Santa Margarita Water District, Prerefunded to 9/1/09, 6.20%, 9/1/20	$433,532
		$433,532
General Obligations — 12.7%
$3,000	California, 5.50%, 3/1/26	$3,202,740
3,500	California, 5.50%, 11/1/33	3,615,535
1,610	California, (AMT), 5.05%, 12/1/36	1,539,756
10	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	10,029
4,780	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	4,793,814
		$13,161,874
Health Care-Miscellaneous — 0.3%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$292,494
		$292,494

Principal Amount (000's omitted)	Security	Value
Hospital — 29.2%
$2,435	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$2,363,654
3,100	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	2,983,068
870	California Health Facilities Financing Authority, (Sutter Health), Variable Rate, 15.14%, 11/15/46(1)(2)	863,284
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	760,875
500	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	508,195
670	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	679,527
280	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	284,617
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,781,674
765	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	747,459
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,713,582
850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	811,121
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,661,484
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,793,207
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,530,870
1,500	Duarte, Hope National Medical Center, (City of Hope), 5.25%, 4/1/24	1,511,265
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	415,670
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,014,260
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,137,875
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,694,710
2,000	Washington Township Health Care District, 5.25%, 7/1/29	2,010,360
		$30,266,757
Housing — 2.6%
$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,507,940
735	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	749,005
426	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	430,266
		$2,687,211

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 1.6%
$2,000	California Statewide Communities Development Authority, (Anheuser Busch Project), 4.80%, 9/1/46	$1,692,640
		$1,692,640
Insured-Education — 6.1%
$3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	$3,338,081
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,015,210
		$6,353,291
Insured-Electric Utilities — 9.1%
$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$2,596,125
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,279,477
3,625	Los Angeles Department of Water and Power, Power System Revenue, (FSA), 4.625%, 7/1/37	3,599,045
		$9,474,647
Insured-Escrowed / Prerefunded — 4.2%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,220,007
1,995	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	2,135,940
		$4,355,947
Insured-General Obligations — 14.1%
$7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	$1,704,850
4,825	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,109,460
2,500	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27(1)(2)	2,972,150
4,800	San Diego Unified School District, (MBIA), 5.50%, 7/1/24(3)	5,463,696
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,424,338
		$14,674,494
Insured-Hospital — 11.8%
$3,200	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29(4)	$3,279,712
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), 5.00%, 11/15/38	5,097,550

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(3)	$3,858,815
		$12,236,077
Insured-Lease Revenue / Certificates of Participation — 11.9%
$6,500	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,299,555
10,750	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/25	4,396,535
3,600	San Diego County Water Authority, (FSA), 5.00%, 5/1/38	3,701,952
		$12,398,042
Insured-Other Revenue — 1.7%
$1,855	Golden State Tobacco Securitization Corp., (FGIC), 5.00%, 6/1/38	$1,790,743
		$1,790,743
Insured-Special Tax Revenue — 5.0%
$1,185	Palm Springs Community Redevelopment Agency, Tax Allocation (Merged Project No. 1), (AMBAC), 5.00%, 9/1/30	$1,194,516
24,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,782,872
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	563,150
8,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,053,031
5,270	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	622,545
		$5,216,114
Insured-Transportation — 6.8%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,577,650
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,240,000
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	809,283
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,451,600
		$7,078,533
Insured-Water and Sewer — 2.5%
$2,710	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	$2,531,628
		$2,531,628

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water Revenue — 3.2%
$4,400	Los Angeles Department of Water and Power, (MBIA), 3.00%, 7/1/30	$3,323,716
		$3,323,716
Lease Revenue / Certificates of Participation — 4.2%
$4,000	Sacramento City Financing Authority, 5.40%, 11/1/20	$4,389,080
		$4,389,080
Other Revenue — 2.1%
$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$389,647
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	584,802
1,420	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,239,291
		$2,213,740
Senior Living / Life Care — 0.7%
$175	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$156,349
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	596,505
		$752,854
Special Tax Revenue — 17.0%
$1,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,418,490
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	247,485
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	380,346
1,665	Corona Public Financing Authority, 5.80%, 9/1/20	1,659,772
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	180,604
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	432,610
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,622,245
1,305	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,321,874
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	408,089
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	716,303
2,450	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,520,119
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,021,029
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,361,265
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,121,915
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250,363

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	$500,295
250	Temecula Unified School District, 5.00%, 9/1/27	223,103
400	Temecula Unified School District, 5.00%, 9/1/37	340,508
500	Turlock Public Financing Authority, 5.45%, 9/1/24	490,710
500	Tustin Community Facilities District, 6.00%, 9/1/37	475,855
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	994,300
		$17,687,280
Transportation — 1.1%
$1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	$1,108,692
		$1,108,692
Water and Sewer — 1.9%
$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,922,506
		$1,922,506
Total Tax-Exempt Investments — 164.8% (identified cost $171,153,242)		$171,185,899
Other Assets, Less Liabilities — (8.0)%		$(8,316,207)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.8)%		$(59,004,012)
Net Assets Applicable to Common Shares — 100.0%		$103,865,680

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 46.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $4,972,899 or 4.8% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Plus Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.1%
Principal Amount (000's omitted)	Security	Value
Education — 3.5%
$1,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$1,089,120
1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	1,003,330
		$2,092,450
Escrowed / Prerefunded — 0.8%
$435	Vista Lakes Community Development District, Prerefunded to 5/1/10, 7.20%, 5/1/32	$474,533
		$474,533
Health Care-Miscellaneous — 0.6%
$147	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$147,084
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	194,996
		$342,080
Hospital — 14.6%
$515	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	$495,574
275	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	279,507
365	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	370,190
150	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	152,473
350	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	309,585
210	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	207,396
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/32	1,990,400
2,500	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36	2,577,850
315	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	316,720
635	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	640,594
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,425,466
		$8,765,755

Principal Amount (000's omitted)	Security	Value
Housing — 15.2%
$330	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$284,354
650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	566,390
2,000	Delaware Housing Authority, (Senior Single Family Mortgage), (AMT), 5.30%, 1/1/49	1,879,880
505	Escambia County Housing Finance Authority, Single Family Mortgage, (Multi-County Program), (AMT), 5.50%, 10/1/31	506,055
475	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	531,629
2,000	Maryland Community Development Authority, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,747,300
710	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	692,420
3,000	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	2,884,380
		$9,092,408
Industrial Development Revenue — 16.5%
$1,000	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$1,019,260
754	Broward County, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	735,826
1,060	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	974,469
2,000	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,384,400
1,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	856,000
2,250	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	2,353,874
280	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	240,643
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	436,312
2,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	1,890,520
		$9,891,304
Insured-Education — 2.9%
$1,735	University of Vermont and State Agricultural College, (MBIA), 5.00%, 10/1/40	$1,759,134
		$1,759,134
Insured-Electric Utilities — 2.7%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34(2)	$1,600,128
		$1,600,128

See notes to financial statements

Eaton Vance Florida Plus Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 1.2%
$650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$708,071
		$708,071
Insured-General Obligations — 9.1%
$1,250	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37	$1,276,650
1,500	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27(3)(4)	1,783,290
5,040	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	2,404,030
		$5,463,970
Insured-Hospital — 15.5%
$2,500	Illinois Finance Authority, (Rush University Medical Center), (MBIA), 5.25%, 11/1/35	$2,460,600
3,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	3,302,618
1,000	Maricopa County, AZ, Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,009,970
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	2,473,200
		$9,246,388
Insured-Housing — 1.8%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,077,318
		$1,077,318
Insured-Lease Revenue / Certificates of Participation — 8.2%
$1,795	Newberry, SC, (Newberry County School District), (AGC), 5.00%, 12/1/30	$1,829,859
3,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38	3,084,960
		$4,914,819
Insured-Special Tax Revenue — 10.3%
$670	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$623,938
690	Louisiana Gas and Fuels Tax, (FGIC), (FSA), 5.00%, 5/1/41	703,076
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	653,752
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	892,950

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	$877,909
14,850	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,067,567
2,535	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	337,890
5,030	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	632,070
3,165	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	373,881
		$6,163,033
Insured-Transportation — 18.7%
$1,960	Central Puget Sound Regional Transportation Authority, WA, Sales Revenue, (FSA), 5.00%, 11/1/34	$2,019,310
670	Chicago, IL, (O'Hare International Airport), (FSA), 4.50%, 1/1/38	640,426
240	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.10%, 11/1/24	243,427
200	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.25%, 11/1/28	202,956
2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	2,257,965
650	Metropolitan Washington, DC, Airport Authority System, (FSA), (AMT), 5.00%, 10/1/34	623,597
3,975	Miami-Dade County, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,784,240
1,415	San Antonio, TX, Airport System, (FSA), (AMT), 5.25%, 7/1/32	1,401,572
		$11,173,493
Insured-Water and Sewer — 22.4%
$3,755	Austin, TX, Water and Wastewater System Revenue, (FSA), 5.00%, 11/15/33	$3,853,907
1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	926,780
3,335	Fernley, NV, Water and Sewer (AGC), 5.00%, 2/1/38	3,422,244
640	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	651,680
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,026,660
530	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	513,294
1,156	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27(1)	1,158,368
1,844	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(1)	1,879,792
		$13,432,725
Nursing Home — 1.7%
$265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$267,889

See notes to financial statements

Eaton Vance Florida Plus Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Nursing Home (continued)
$735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	$745,172
		$1,013,061
Other Revenue — 4.5%
$16,500	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$896,115
1,000	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	891,700
1,000	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	888,880
		$2,676,695
Special Tax Revenue — 15.9%
$85	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$85,887
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	485,375
240	Dupree Lakes Community Development District, 5.00%, 11/1/10	231,864
205	Dupree Lakes Community Development District, 5.00%, 5/1/12	191,577
355	Dupree Lakes Community Development District, 5.375%, 5/1/37	283,652
310	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	313,187
230	Heritage Springs Community Development District, 5.25%, 5/1/26	213,468
665	Heritage Springs Community Development District, 6.75%, 5/1/21	665,432
340	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	311,093
140	New River Community Development District, (Capital Improvements), 5.35%, 5/1/38	107,451
340	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	253,779
595	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	595,696
985	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	774,358
475	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	417,454
600	Sterling Hill Community Development District, 6.20%, 5/1/35	605,424
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	516,165
990	Tisons Landing Community Development District, 5.625%, 5/1/37	696,604

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$740	University Square Community Development District, 6.75%, 5/1/20	$751,551
685	Waterlefe Community Development District, 6.95%, 5/1/31	713,592
175	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	158,510
1,270	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,120,915
		$9,493,034
Total Tax-Exempt Investments — 166.1% (identified cost $100,505,319)		$99,380,399
Other Assets, Less Liabilities — (6.8)%		$(4,043,649)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.3)%		$(35,507,238)
Net Assets Applicable to Common Shares — 100.0%		$59,829,512

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

At May 31, 2008, the concentration of the Trust's investments in the various states, determined as a percentage of total investments, is as follows:

Florida	33.2%

Others, representing less than 10% individually	66.8%

The Trust invests primarily in debt securities issued by Florida and other state municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 55.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.2% of total investments.

See notes to financial statements

Eaton Vance Florida Plus Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $1,783,290 or 3.0% of the Trust's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.7%
Principal Amount (000's omitted)	Security	Value
Education — 20.5%
$2,790	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,770,888
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	602,706
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	511,210
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,535,685
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,001,480
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,508,790
		$7,930,759
Electric Utilities — 9.8%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,039,520
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,708,058
275	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25(1)(2)	277,060
825	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37(1)(2)	765,616
		$3,790,254
Escrowed / Prerefunded — 9.3%
$400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$454,840
235	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/31	261,202
1,265	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), Prerefunded to 7/1/09, 5.75%, 7/1/29	1,326,593
980	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,063,829
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	490,620
		$3,597,084

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 3.2%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$471,969
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	684,173
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	97,498
		$1,253,640
Hospital — 21.1%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,060,790
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	1,012,260
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	410,364
330	Massachusetts Health and Educational Facilities Authority, (Beth Israel Deaconess Medical Center, Inc.), 5.125%, 7/1/38(3)	322,073
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,193
1,575	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,570,181
865	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	891,659
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32(4)	2,034,990
735	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	743,849
		$8,151,359
Housing — 13.5%
$2,100	Massachusetts Housing Finance Agency, 4.75%, 12/1/48	$1,812,321
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	871,870
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	623,441
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,914,800
		$5,222,432
Industrial Development Revenue — 1.8%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$696,251
		$696,251

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 16.1%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,096,690
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,030,970
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	1,504,394
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,597,712
1,000	Massachusetts Health and Educational Facilities Authority, (Northeastern University), (MBIA), 5.00%, 10/1/29(5)	1,007,870
		$6,237,636
Insured-General Obligations — 8.1%
$2,255	Milford, (FSA), 4.25%, 12/15/46	$2,052,027
900	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27(1)(2)	1,069,974
		$3,122,001
Insured-Other Revenue — 3.8%
$1,250	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,478,888
		$1,478,888
Insured-Special Tax Revenue — 7.6%
$1,500	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,509,030
8,945	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	643,056
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	202,601
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	378,865
1,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	225,038
		$2,958,590
Insured-Student Loan — 4.4%
$1,985	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$1,699,359
		$1,699,359
Insured-Transportation — 15.3%
$800	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/32	$755,064
2,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/38	1,861,940
3,300	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	3,301,188
		$5,918,192

Principal Amount (000's omitted)	Security	Value
Nursing Home — 2.8%
$500	Boston Industrial Development Authority, (Alzheimer's Center), (FHA), 6.00%, 2/1/37	$505,865
580	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	581,044
		$1,086,909
Senior Living / Life Care — 7.6%
$250	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$224,768
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	1,466,430
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	117,813
425	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	337,858
910	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	797,533
		$2,944,402
Special Tax Revenue — 4.6%
$1,665	Massachusetts Bay Transportation Authority, 0.00%, 7/1/31	$498,568
5,195	Massachusetts Bay Transportation Authority, 0.00%, 7/1/34	1,290,698
		$1,789,266
Water and Sewer — 7.2%
$100	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$101,496
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	991,296
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,704,420
		$2,797,212
Total Tax-Exempt Investments — 156.7% (identified cost $61,426,566)		$60,674,234

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 2.8%
Principal Amount (000's omitted)	Description	Value
$1,060	Massachusetts Development Finance Agency, (Wentworth Institute), (AMBAC), (SPA: State Street Bank and Trust Co.), Variable Rate, 6.25%, 10/1/30(6)	$1,060,000
Total Short-Term Investments (identified cost $1,060,000)		$1,060,000
Total Investments — 159.5% (identified cost $62,486,566)		$61,734,234
Other Assets, Less Liabilities — (3.9)%		$(1,515,973)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%		$(21,507,623)
Net Assets Applicable to Common Shares — 100.0%		$38,710,638

ACA - ACA Financial Guaranty Corporation

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 36.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 12.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $2,112,650 or 5.5% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

(3)  When-issued security.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(5)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)  Variable rate demand obligation. The stated interest rate represents the rate in effect at May 31, 2008.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.8%
Principal Amount (000's omitted)	Security	Value
Education — 6.2%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,275,375
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	530,572
		$1,805,947
Electric Utilities — 9.1%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,262,487
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25(1)(2)	377,809
1,125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37(1)(2)	1,044,022
		$2,684,318
Escrowed / Prerefunded — 11.1%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$543,685
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	798,495
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	822,532
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,096,170
		$3,260,882
General Obligations — 10.1%
$500	East Grand Rapids Public School District, 5.00%, 5/1/25	$517,115
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,032,550
345	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	344,110
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,068,630
		$2,962,405
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$97,498
		$97,498
Hospital — 29.0%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$516,380
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	178,730

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	$121,904
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	294,605
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	528,702
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	500,985
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,001,920
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	711,277
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	976,250
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,023,138
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	764,543
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,059,430
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	847,472
		$8,525,336
Housing — 3.0%
$1,000	Michigan State Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$890,480
		$890,480
Industrial Development Revenue — 7.0%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$855,240
800	Dickinson County Electronic Development Corp., (International Paper Co.), 5.75%, 6/1/16	809,240
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	402,556
		$2,067,036
Insured-Electric Utilities — 6.8%
$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$1,007,880
500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	478,075
500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	502,100
		$1,988,055

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 14.5%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,036,940
1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,071,780
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,159,600
		$4,268,320
Insured-General Obligations — 8.6%
$650	Detroit City School District, (FGIC), 4.75%, 5/1/28	$652,262
750	Detroit City School District, (FSA), 5.25%, 5/1/32	828,345
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	200,652
700	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27(1)(2)	832,202
		$2,513,461
Insured-Hospital — 6.9%
$1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$1,010,700
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,028,240
		$2,038,940
Insured-Lease Revenue / Certificates of Participation — 5.2%
$4,300	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	$1,196,690
1,000	Michigan State Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	316,840
		$1,513,530
Insured-Special Tax Revenue — 11.2%
$5,160	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$370,952
1,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	163,280
2,430	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	305,354
1,470	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	173,651
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	2,270,745
		$3,283,982
Insured-Student Loan — 6.5%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$941,640
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25(3)	981,600
		$1,923,240

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 6.7%
$1,000	Wayne Charter County Airport, (AGC), (AMT), 5.375%, 12/1/32	$1,001,190
1,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	968,840
		$1,970,030
Insured-Water and Sewer — 5.5%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,623,914
		$1,623,914
Lease Revenue / Certificates of Participation — 0.9%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,083
		$250,083
Other Revenue — 3.1%
$12,500	Michigan Tobacco Settlement Finance Authority, 0.00%, 6/1/52	$457,500
500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	445,850
		$903,350
Transportation — 5.1%
$1,500	Kent County Airport Facility, 5.00%, 1/1/25(4)	$1,510,388
		$1,510,388
Total Tax-Exempt Investments — 156.8% (identified cost $46,129,252)		$46,081,195
Other Assets, Less Liabilities — 2.8%		$819,382
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.6)%		$(17,503,568)
Net Assets Applicable to Common Shares — 100.0%		$29,397,009

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 45.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $2,254,033 or 7.7% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.3%
Principal Amount (000's omitted)	Security	Value
Education — 1.0%
$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$245,465
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	239,647
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	214,546
		$699,658
Electric Utilities — 2.2%
$1,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,438,290
		$1,438,290
Escrowed / Prerefunded — 6.1%
$950	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	$1,103,482
2,500	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39(1)	2,903,900
		$4,007,382
General Obligations — 2.4%
$1,595	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	$1,590,885
		$1,590,885
Health Care-Miscellaneous — 0.4%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$292,494
		$292,494
Hospital — 30.9%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$94,887
90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	79,608
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	96,302
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,702,618
2,060	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,062,328
575	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	592,014

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$4,135	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	$3,999,455
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,111,987
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,693,376
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,035,960
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,043,600
2,930	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,827,948
		$20,340,083
Housing — 7.4%
$715	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$641,105
4,490	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	4,245,654
		$4,886,759
Industrial Development Revenue — 15.3%
$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,042,620
3,000	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	3,004,320
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,849,024
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	607,920
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	781,890
2,080	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,798,597
		$10,084,371
Insured-Education — 5.3%
$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$3,483,535
		$3,483,535
Insured-Electric Utilities — 3.8%
$1,250	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$1,255,350
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,254,038
		$2,509,388

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 7.2%
$4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30(1)	$4,723,290
		$4,723,290
Insured-Gas Utilities — 7.3%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$4,792,700
		$4,792,700
Insured-General Obligations — 4.7%
$635	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	$639,890
225	Nutley School District, (MBIA), 4.50%, 7/15/29	225,659
550	Nutley School District, (MBIA), 4.75%, 7/15/30	560,582
725	Nutley School District, (MBIA), 4.75%, 7/15/31	736,774
510	Nutley School District, (MBIA), 4.75%, 7/15/32	517,864
400	South Orange and Maplewood School District, (AGC), 4.625%, 1/15/26	406,980
		$3,087,749
Insured-Hospital — 5.0%
$435	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	$453,957
880	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	914,214
1,325	New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	1,343,815
550	New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	557,810
		$3,269,796
Insured-Housing — 5.2%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,243,552
205	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	209,121
		$3,452,673

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.1%
$1,000	New Jersey Economic Development Authority, (School Facilities), (AMBAC), (FSA), 5.00%, 9/1/37	$1,032,080
1,590	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/32	1,620,973
		$2,653,053
Insured-Special Tax Revenue — 19.7%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$5,450,793
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25	2,576,580
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,648,977
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	727,887
16,115	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,158,507
2,745	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	365,881
5,445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	684,219
3,425	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	404,595
		$13,017,439
Insured-Transportation — 13.0%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	$1,027,180
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	3,347,045
2,130	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	2,131,576
2,000	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	2,068,480
		$8,574,281
Insured-Water and Sewer — 4.6%
$3,195	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$3,048,669
		$3,048,669
Nursing Home — 3.0%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,025,440
930	New Jersey Economic Development Authority, (Victoria Health), 5.20%, 12/20/36(2)	949,112
		$1,974,552

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 5.1%
$7,200	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$333,216
13,280	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	371,973
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	361,883
2,925	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	2,270,297
		$3,337,369
Senior Living / Life Care — 4.1%
$1,700	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$1,687,131
1,175	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,002,369
		$2,689,500
Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$722,865
100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	95,890
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	157,484
		$976,239
Transportation — 13.0%
$4,800	Port Authority of New York and New Jersey, 5.375%, 3/1/28(1)	$5,239,584
2,000	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	2,117,712
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,186,903
		$8,544,199
Total Tax-Exempt Investments — 172.3% (identified cost $114,711,584)		$113,474,354
Other Assets, Less Liabilities — (14.6)%		$(9,608,040)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.7)%		$(38,000,000)
Net Assets Applicable to Common Shares — 100.0%		$65,866,314

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 46.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 19.8% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $949,112 or 1.4% of the Trust's net assets applicable to common shares.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,021,441
		$1,021,441
Education — 5.6%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	$1,026,120
3,330	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 5.00%, 7/1/33	3,347,649
		$4,373,769
Electric Utilities — 5.2%
$2,000	New York Power Authority, 5.25%, 11/15/40	$2,039,120
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,056,761
		$4,095,881
Escrowed / Prerefunded — 7.6%
$200	New York City Industrial Development Agency, (Ohel Children's Home), Escrowed to Maturity, 6.25%, 8/15/22	$211,044
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,739,878
955	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,034,513
		$5,985,435
General Obligations — 8.7%
$6,000	New York City, 5.25%, 9/15/33	$6,181,740
680	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	678,246
		$6,859,986
Health Care-Miscellaneous — 6.2%
$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,003,957
1,200	New York City Industrial Development Agency, (Ohel Children's Home), 6.25%, 8/15/22	1,053,048
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	194,996
50	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class H, 7.50%, 9/1/15	51,600

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$100	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class I, 7.50%, 9/1/15	$103,200
2,600	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	2,493,114
		$4,899,915
Hospital — 27.7%
$205	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$207,515
485	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	477,264
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,235,187
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,437,950
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	418,904
2,700	New York City Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,734,290
300	New York City Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	303,843
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,429,035
4,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36	4,124,560
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,916,560
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,206,100
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	417,266
835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	842,356
1,250	Oneida County Industrial Development Agency, (St. Elizabeth's Medical Center), 5.75%, 12/1/19	1,219,750
650	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.25%, 12/1/32	628,270
2,105	Suffolk County Industrial Development Agency, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,177,328
		$21,776,178
Housing — 18.2%
$1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	$1,223,913
2,620	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.20%, 11/1/40	2,543,994
3,555	New York City Housing Development Corp., (Multi-Family Housing), (FNMA), (AMT), 4.60%, 1/15/26	3,288,162

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$3,125	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	$3,053,250
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,415,130
2,000	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,856,240
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	968,240
		$14,348,929
Industrial Development Revenue — 15.1%
$1,160	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,213,534
4,200	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	4,393,897
1,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,506,825
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	979,840
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,529,550
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	763,081
525	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	532,403
		$11,919,130
Insured-Education — 2.7%
$2,395	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/31	$704,537
5,460	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/33	1,433,741
		$2,138,278
Insured-Electric Utilities — 3.8%
$3,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$3,012,600
		$3,012,600
Insured-General Obligations — 2.7%
$1,750	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27(2)(3)	$2,080,505
		$2,080,505
Insured-Hospital — 7.0%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(4)	$5,537,300
		$5,537,300

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 3.8%
$880	Hudson Yards Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$864,116
2,300	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	2,123,360
		$2,987,476
Insured-Special Tax Revenue — 8.0%
$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$977,880
1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,003,740
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,077,345
19,745	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,419,468
3,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	450,520
6,705	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	842,550
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	499,099
		$6,270,602
Insured-Transportation — 10.8%
$6,235	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	$6,292,112
2,030	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/34	2,209,655
		$8,501,767
Insured-Water and Sewer — 1.2%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$955,430
		$955,430
Other Revenue — 6.5%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,225,916
3,750	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	3,905,688
		$5,131,604
Senior Living / Life Care — 2.1%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,417,564
250	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), 5.00%, 11/1/28	229,880
		$1,647,444

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 24.4%
$ 1,700	Metropolitan Transportation Authority, 4.50%, 11/15/37	$1,619,981
3,200	Metropolitan Transportation Authority, 4.50%, 11/15/38	3,042,176
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,954,787
5,400	Port Authority of New York and New Jersey, 5.375%, 3/1/28(1)	5,894,532
1,190	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	1,131,440
1,000	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,058,856
4,340	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	4,487,864
		$19,189,636
Water and Sewer — 3.4%
$10	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37	$10,376
2,540	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	2,635,415
		$2,645,791
Total Tax-Exempt Investments — 172.0% (identified cost $135,404,347)		$135,379,097
Other Assets, Less Liabilities — (15.4)%		$(12,149,967)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.6)%		$(44,506,046)
Net Assets Applicable to Common Shares — 100.0%		$78,723,084

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 23.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 13.2% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $2,080,505 or 2.6% of the Trust's net assets applicable to common shares.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.5%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$374,809
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	201,800
		$576,609
Electric Utilities — 2.2%
$410	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$420,008
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/25(1)(2)	125,936
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 11.25%, 7/1/37(1)(2)	348,007
		$893,951
Escrowed / Prerefunded — 20.5%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,095,360
1,000	Franklin County, (Cincinnati Children's Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,048,020
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,623,146
575	Highland County, (Joint Township Hospital District), Prerefunded to 12/1/09, 6.75%, 12/1/29	621,322
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,280,012
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,792,193
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	736,384
		$8,196,437
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$97,498
		$97,498
Hospital — 10.9%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$563,184
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	572,160

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	$1,515,690
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	489,185
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	860,220
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	342,434
		$4,342,873
Housing — 9.8%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$914,570
600	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/31	572,964
65	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	60,891
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,365,400
		$3,913,825
Industrial Development Revenue — 12.0%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,002,048
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,327,703
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,260,845
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	210,643
		$4,801,239
Insured-Education — 6.6%
$730	Miami University, (AMBAC), 3.25%, 9/1/26	$592,870
1,500	University of Akron, (FSA), Series A, 5.00%, 1/1/38	1,541,340
500	University of Akron, (FSA), Series B, 5.00%, 1/1/38	513,780
		$2,647,990
Insured-Electric Utilities — 11.3%
$2,000	Cleveland Public Power System, (MBIA), 0.00%, 11/15/38	$395,800
2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	826,440

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	$1,165,710
2,225	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	2,145,501
		$4,533,451
Insured-Escrowed / Prerefunded — 13.1%
$245	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29(3)	$248,376
1,595	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	1,703,221
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,093,480
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	547,247
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,083,290
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	541,530
		$5,217,144
Insured-General Obligations — 13.4%
$600	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$617,526
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	206,784
2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	770,944
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	501,075
1,000	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27(1)(2)	1,188,860
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,284,840
750	St. Mary's School District, (FSA), 5.00%, 12/1/35	773,228
		$5,343,257
Insured-Hospital — 7.9%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	$258,514
980	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	917,643
1,500	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.125%, 5/15/28	1,448,175
485	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 14.358%, 2/1/29(1)(2)	524,566
		$3,148,898

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.2%
$1,075	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	$1,160,387
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	501,270
		$1,661,657
Insured-Special Tax Revenue — 5.0%
$405	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$409,248
9,905	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	712,070
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	225,260
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	420,961
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	248,073
		$2,015,612
Insured-Transportation — 6.7%
$450	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$452,799
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,120,110
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,118,490
		$2,691,399
Insured-Water and Sewer — 2.4%
$275	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$252,117
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	686,400
		$938,517
Lease Revenue / Certificates of Participation — 3.1%
$1,230	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,253,801
		$1,253,801
Other Revenue — 12.8%
$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$398,907
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	609,492
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(4)	3,124,550
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	965,360
		$5,098,309

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Pooled Loans — 13.6%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$520,603
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	560,725
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,058,638
1,245	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(4)	1,318,115
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	297,573
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	626,490
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,069,420
		$5,451,564
Special Tax Revenue — 5.4%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$637,554
1,400	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,524,250
		$2,161,804
Total Tax-Exempt Investments — 162.5% (identified cost $64,579,583)		$64,985,835
Other Assets, Less Liabilities — (3.7)%		$(1,496,648)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.8)%		$(23,506,591)
Net Assets Applicable to Common Shares — 100.0%		$39,982,596

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 43.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 12.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $2,187,369 or 5.5% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.6%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 5.0%
$315	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$321,448
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	501,465
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	500,085
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	645,421
		$1,968,419
Electric Utilities — 3.1%
$600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$606,318
600	York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	596,196
		$1,202,514
Escrowed / Prerefunded — 17.2%
$600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$668,034
600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	674,658
1,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	1,593,600
500	Monroe County Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	568,205
925	Montgomery County Higher Education and Health Authority, (Foulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/30	994,301
1,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,554,720
600	Philadelphia Higher Education Facilities Authority, (Chestnut Hill College), Prerefunded to 10/1/09, 6.00%, 10/1/29	640,206
		$6,693,724
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$97,498
		$97,498

Principal Amount (000's omitted)	Security	Value
Hospital — 10.4%
$1,250	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	$1,254,337
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,368,450
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	900,668
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	519,520
		$4,042,975
Housing — 14.2%
$520	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$481,364
1,205	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 5.00%, 5/1/35	1,130,459
995	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	882,834
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,146,876
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	932,290
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	961,900
		$5,535,723
Industrial Development Revenue — 7.6%
$500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	$494,025
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,043,580
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	437,620
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	998,340
		$2,973,565
Insured-Education — 28.3%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$536,885
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	1,935,568
1,000	Northampton County Higher Education Facilities Authority, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,000,190
1,000	Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,014,420

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,155	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	$1,179,324
2,000	Pennsylvania Higher Educational Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,025,280
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 5.00%, 4/1/33	1,020,730
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadephia), (AGC), 5.00%, 11/1/37	514,720
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	522,495
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	389,445
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	903,788
		$11,042,845
Insured-Electric Utilities — 3.2%
$1,280	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$1,258,112
		$1,258,112
Insured-Escrowed / Prerefunded — 23.5%
$650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	$697,724
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27(2)	2,604,342
1,801	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	1,927,944
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	2,676,970
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,244,740
		$9,151,720
Insured-General Obligations — 3.0%
$1,000	Puerto Rico, (FSA), Variable Rate, 9.90%, 7/1/27(4)(5)	$1,188,860
		$1,188,860
Insured-Hospital — 14.0%
$500	Delaware County, General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	$500,735
1,440	Lehigh County General Purpose Authority, (FSA), 5.00%, 7/1/35(6)	1,439,417

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	$1,531,215
2,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	2,004,520
		$5,475,887
Insured-Lease Revenue / Certificates of Participation — 3.1%
$1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,201,381
		$1,201,381
Insured-Special Tax Revenue — 6.7%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,017,990
9,870	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	709,554
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	225,260
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	420,961
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	248,073
		$2,621,838
Insured-Transportation — 11.6%
$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$1,031,780
500	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	487,405
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,020,698
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	1,968,525
		$4,508,408
Insured-Water and Sewer — 5.7%
$585	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/40	$547,121
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 11/1/36	823,191
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	505,715
360	Philadelphia Water and Wastewater Revenue, (FGIC), 5.00%, 11/1/31	358,510
		$2,234,537

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 5.4%
$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(7)	$644,120
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	479,290
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	507,330
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	187,286
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	270,222
		$2,088,248
Transportation — 4.5%
$865	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$875,025
105	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	105,780
485	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	485,121
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	271,982
		$1,737,908
Water and Sewer — 1.9%
$750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	$733,088
		$733,088
Total Tax-Exempt Investments — 168.6% (identified cost $64,783,891)		$65,757,250
Other Assets, Less Liabilities — (10.9)%		$(4,245,272)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.7)%		$(22,507,977)
Net Assets Applicable to Common Shares — 100.0%		$39,004,001

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2008, 58.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 20.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of the securities is $1,188,860 or 3.0% of the Trust's net assets applicable to common shares.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2008.

(6)  When-issued security.

(7)  Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of May 31, 2008

	California Trust	Florida Plus Trust	Massachusetts Trust	Michigan Trust
Assets
Investments —
Identified cost	$171,153,242	$100,505,319	$62,486,566	$46,129,252
Unrealized appreciation (depreciation)	32,657	(1,124,920)	(752,332)	(48,057)
Investments, at value	$171,185,899	$99,380,399	$61,734,234	$46,081,195
Cash	$844,669	$606,105	$148,428	$1,396,352
Receivable for investments sold	9,000	1,480,334	—	—
Interest receivable	2,105,694	1,038,633	1,096,334	667,360
Receivable for open interest rate swap contracts	328,999	191,608	120,962	13,143
Total assets	$174,474,261	$102,697,079	$63,099,958	$48,158,050
Liabilities
Payable for floating rate notes issued	$11,160,000	$5,175,000	$2,410,000	$1,125,000
Interest expense and fees payable	82,275	30,946	15,384	12,465
Payable for investments purchased	—	1,930,341	—	—
Payable for daily variation margin on open financial futures contracts	62,390	30,937	—	6,187
Payable for open interest rate swap contracts	113,328	66,016	40,710	12,103
Payable for when-issued securities	—	—	318,470	—
Payable to affiliate for investment adviser fee	96,335	56,509	35,648	27,864
Payable to affiliate for administration fee	27,524	16,145	10,185	7,961
Payable to affiliate for Trustees' fees	67	—	—	407
Accrued expenses	62,650	54,435	51,300	65,486
Total liabilities	$11,604,569	$7,360,329	$2,881,697	$1,257,473
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$59,004,012	$35,507,238	$21,507,623	$17,503,568
Net assets applicable to common shares	$103,865,680	$59,829,512	$38,710,638	$29,397,009
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$71,815	$42,574	$27,141	$21,163
Additional paid-in capital	106,450,842	63,254,539	40,196,540	31,450,960
Accumulated net realized loss (computed on the basis of identified cost)	(3,296,895)	(2,583,935)	(1,139,368)	(2,161,623)
Accumulated undistributed net investment income	483,407	161,191	298,405	137,974
Net unrealized appreciation (depreciation) (computed on the basis of identified cost)	156,511	(1,044,857)	(672,080)	(51,465)
Net assets applicable to common shares	$103,865,680	$59,829,512	$38,710,638	$29,397,009
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	2,360	1,420	860	700
Common Shares Outstanding
	7,181,488	4,257,408	2,714,063	2,116,294
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.46	$14.05	$14.26	$13.89

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of May 31, 2008

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Assets
Investments —
Identified cost	$114,711,584	$135,404,347	$64,579,583	$64,783,891
Unrealized appreciation (depreciation)	(1,237,230)	(25,250)	406,252	973,359
Investments, at value	$113,474,354	$135,379,097	$64,985,835	$65,757,250
Cash	$146,593	$—	$376,802	$579,272
Receivable for investments sold	311,831	—	—	5,039
Interest receivable	1,824,107	1,769,484	1,049,474	1,045,780
Receivable for open interest rate swap contracts	210,913	249,727	81,121	44,978
Total assets	$115,967,798	$137,398,308	$66,493,232	$67,432,319
Liabilities
Payable for floating rate notes issued	$11,742,000	$13,590,000	$2,830,000	$4,215,780
Interest expense and fees payable	155,119	105,214	17,822	76,117
Payable for daily variation margin on open financial futures contracts	—	65,484	13,406	48,984
Payable for open interest rate swap contracts	72,618	84,721	44,011	40,710
Payable for when-issued securities	—	—	—	1,440,000
Due to custodian	—	172,349	—	—
Payable to affiliate for investment adviser fee	61,527	72,777	37,617	36,327
Payable to affiliate for administration fee	17,579	20,793	10,748	10,379
Payable to affiliate for Trustees' fees	36	—	—	—
Accrued expenses	52,605	57,840	50,441	52,044
Total liabilities	$12,101,484	$14,169,178	$3,004,045	$5,920,341
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$38,000,000	$44,506,046	$23,506,591	$22,507,977
Net assets applicable to common shares	$65,866,314	$78,723,084	$39,982,596	$39,004,001
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$46,215	$53,753	$28,293	$27,085
Additional paid-in capital	68,598,222	79,783,608	42,034,341	39,802,504
Accumulated net realized loss (computed on the basis of identified cost)	(2,198,422)	(1,715,536)	(2,771,420)	(1,951,396)
Accumulated undistributed net investment income	519,234	419,737	257,658	220,269
Net unrealized appreciation (depreciation) (computed on the basis of identified cost)	(1,098,935)	181,522	433,724	905,539
Net assets applicable to common shares	$65,866,314	$78,723,084	$39,982,596	$39,004,001
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	1,520	1,780	940	900
Common Shares Outstanding
	4,621,485	5,375,346	2,829,304	2,708,462
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.25	$14.65	$14.13	$14.40

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2008

	California Trust	Florida Plus Trust	Massachusetts Trust	Michigan Trust
Investment Income
Interest	$4,487,577	$2,753,662	$1,712,553	$1,327,374
Total investment income	$4,487,577	$2,753,662	$1,712,553	$1,327,374
Expenses
Investment adviser fee	$570,203	$334,629	$210,602	$165,361
Administration fee	162,915	95,608	60,172	47,246
Trustees' fees and expenses	2,899	1,821	547	960
Legal and accounting services	19,677	135,162	16,532	13,025
Printing and postage	11,215	8,418	5,807	16,075
Custodian fee	40,136	32,249	24,165	19,555
Interest expense and fees	115,126	133,179	41,897	25,367
Transfer and dividend disbursing agent fees	16,272	16,472	13,867	17,105
Preferred shares remarketing agent fee	75,432	44,396	26,949	21,885
Miscellaneous	31,624	23,931	21,072	25,131
Total expenses	$1,045,499	$825,865	$421,610	$351,710
Deduct —
Reduction of custodian fee	7,963	9,956	2,793	2,690
Total expense reductions	$7,963	$9,956	$2,793	$2,690
Net expenses	$1,037,536	$815,909	$418,817	$349,020
Net investment income	$3,450,041	$1,937,753	$1,293,736	$978,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(269,720)	$212,771	$54,481	$93,116
Financial futures contracts	408,703	233,522	—	84,582
Interest rate swap contracts	(555,304)	(323,419)	(268,740)	(32,545)
Net realized gain (loss)	$(416,321)	$122,874	$(214,259)	$145,153
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(5,173,421)	$(3,504,173)	$(1,867,671)	$(1,524,411)
Financial futures contracts	(76,592)	(40,168)	—	(4,448)
Interest rate swap contracts	951,495	554,168	411,641	51,831
Net change in unrealized appreciation (depreciation)	$(4,298,518)	$(2,990,173)	$(1,456,030)	$(1,477,028)
Net realized and unrealized loss	$(4,714,839)	$(2,867,299)	$(1,670,289)	$(1,331,875)
Distributions to preferred shareholders From net investment income	$(1,045,197)	$(644,101)	$(387,109)	$(318,578)
Net decrease in net assets from operations	$(2,309,995)	$(1,573,647)	$(763,662)	$(672,099)

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended May 31, 2008

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Investment Income
Interest	$2,996,399	$3,631,135	$1,825,741	$1,790,216
Total investment income	$2,996,399	$3,631,135	$1,825,741	$1,790,216
Expenses
Investment adviser fee	$364,469	$431,038	$223,558	$215,410
Administration fee	104,134	123,154	63,874	61,546
Trustees' fees and expenses	2,202	1,821	453	433
Legal and accounting services	16,426	17,220	14,287	14,050
Printing and postage	7,050	6,121	6,095	1,078
Custodian fee	44,980	47,372	29,427	26,370
Interest expense and fees	150,706	202,451	64,483	78,741
Transfer and dividend disbursing agent fees	15,663	15,654	14,367	16,843
Preferred shares remarketing agent fee	47,521	55,650	31,652	28,237
Miscellaneous	21,071	21,946	20,823	24,200
Total expenses	$774,222	$922,427	$469,019	$466,908
Deduct —
Reduction of custodian fee	9,227	10,782	4,653	4,798
Total expense reductions	$9,227	$10,782	$4,653	$4,798
Net expenses	$764,995	$911,645	$464,366	$462,110
Net investment income	$2,231,404	$2,719,490	$1,361,375	$1,328,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$536,169	$772,133	$82,580	$285,236
Financial futures contracts	—	333,480	148,165	349,425
Interest rate swap contracts	(471,948)	(423,089)	(101,704)	—
Net realized gain	$64,221	$682,524	$129,041	$634,661
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(4,070,760)	$(4,649,567)	$(2,369,117)	$(1,872,868)
Financial futures contracts	—	7,706	(13,423)	(89,367)
Interest rate swap contracts	722,103	722,661	216,312	84,178
Net change in unrealized appreciation (depreciation)	$(3,348,657)	$(3,919,200)	$(2,166,228)	$(1,878,057)
Net realized and unrealized loss	$(3,284,436)	$(3,236,676)	$(2,037,187)	$(1,243,396)
Distributions to preferred shareholders From net investment income	$(671,906)	$(785,678)	$(430,491)	$(402,720)
Net decrease in net assets from operations	$(1,724,938)	$(1,302,864)	$(1,106,303)	$(318,010)

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2008

Increase (Decrease) in Net Assets	California Trust	Florida Plus Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$3,450,041	$1,937,753	$1,293,736	$978,354
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(416,321)	122,874	(214,259)	145,153
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(4,298,518)	(2,990,173)	(1,456,030)	(1,477,028)
Distributions to preferred shareholders — From net investment income	(1,045,197)	(644,101)	(387,109)	(318,578)
Net decrease in net assets from operations	$(2,309,995)	$(1,573,647)	$(763,662)	$(672,099)
Distributions to common shareholders —
From net investment income	$(2,391,565)	$(1,353,856)	$(867,143)	$(641,237)
Total distributions to common shareholders	$(2,391,565)	$(1,353,856)	$(867,143)	$(641,237)
Net decrease in net assets	$(4,701,560)	$(2,927,503)	$(1,630,805)	$(1,313,336)
Net Assets Applicable to Common Shares
At beginning of period	$108,567,240	$62,757,015	$40,341,443	$30,710,345
At end of period	$103,865,680	$59,829,512	$38,710,638	$29,397,009
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$483,407	$161,191	$298,405	$137,974

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2008

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$2,231,404	$2,719,490	$1,361,375	$1,328,106
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	64,221	682,524	129,041	634,661
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(3,348,657)	(3,919,200)	(2,166,228)	(1,878,057)
Distributions to preferred shareholders — From net investment income	(671,906)	(785,678)	(430,491)	(402,720)
Net decrease in net assets from operations	$(1,724,938)	$(1,302,864)	$(1,106,303)	$(318,010)
Distributions to common shareholders —
From net investment income	$(1,409,571)	$(1,905,549)	$(864,375)	$(859,926)
Total distributions to common shareholders	$(1,409,571)	$(1,905,549)	$(864,375)	$(859,926)
Net decrease in net assets	$(3,134,509)	$(3,208,413)	$(1,970,678)	$(1,177,936)
Net Assets Applicable to Common Shares
At beginning of period	$69,000,823	$81,931,497	$41,953,274	$40,181,937
At end of period	$65,866,314	$78,723,084	$39,982,596	$39,004,001
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$519,234	$419,737	$257,658	$220,269

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2007

Increase (Decrease) in Net Assets	California Trust	Florida Plus Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$6,721,579	$4,018,334	$2,481,917	$1,932,321
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	1,212,305	806,170	1,482,005	612,556
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(10,493,249)	(5,256,087)	(5,028,194)	(2,484,463)
Distributions to preferred shareholders — From net investment income	(2,014,092)	(1,305,923)	(734,875)	(625,544)
Net decrease in net assets from operations	$(4,573,457)	$(1,737,506)	$(1,799,147)	$(565,130)
Distributions to common shareholders —
From net investment income	$(4,825,005)	$(2,757,391)	$(1,734,298)	$(1,367,125)
Total distributions to common shareholders	$(4,825,005)	$(2,757,391)	$(1,734,298)	$(1,367,125)
Net decrease in net assets	$(9,398,462)	$(4,494,897)	$(3,533,445)	$(1,932,255)
Net Assets Applicable to Common Shares
At beginning of year	$117,965,702	$67,251,912	$43,874,888	$32,642,600
At end of year	$108,567,240	$62,757,015	$40,341,443	$30,710,345
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$470,128	$221,395	$258,921	$119,435

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2007

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,281,160	$5,325,083	$2,652,615	$2,581,747
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	2,245,358	985,195	1,008,079	(79,473)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(8,114,677)	(7,930,136)	(3,397,293)	(1,711,887)
Distributions to preferred shareholders — From net investment income	(1,262,219)	(1,544,549)	(839,516)	(813,684)
Net decrease in net assets from operations	$(2,850,378)	$(3,164,407)	$(576,115)	$(23,297)
Distributions to common shareholders —
From net investment income	$(2,994,385)	$(3,873,823)	$(1,856,075)	$(1,793,216)
Total distributions to common shareholders	$(2,994,385)	$(3,873,823)	$(1,856,075)	$(1,793,216)
Net decrease in net assets	$(5,844,763)	$(7,038,230)	$(2,432,190)	$(1,816,513)
Net Assets Applicable to Common Shares
At beginning of year	$74,845,586	$88,969,727	$44,385,464	$41,998,450
At end of year	$69,000,823	$81,931,497	$41,953,274	$40,181,937
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$369,307	$391,474	$191,149	$154,809

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$15.120		$16.430	$15.420	$15.070	$15.320	$14.590
Income (loss) from operations
Net investment income	$0.480		$0.936	$0.962	$1.013	$1.079	$1.079
Net realized and unrealized gain (loss)	(0.661)		(1.294)	1.028	0.383	(0.227)	0.682
Distributions to preferred shareholders From net investment income	(0.146)		(0.280)	(0.239)	(0.154)	(0.079)	(0.068)
Total income (loss) from operations	$(0.327)		$(0.638)	$1.751	$1.242	$0.773	$1.693
Less distributions to common shareholders
From net investment income	$(0.333)		$(0.672)	$(0.741)	$(0.892)	$(1.023)	$(0.963)
Total distributions to common shareholders	$(0.333)		$(0.672)	$(0.741)	$(0.892)	$(1.023)	$(0.963)
Net asset value — End of period (Common shares)	$14.460		$15.120	$16.430	$15.420	$15.070	$15.320
Market value — End of period (Common shares)	$13.700		$13.160	$15.050	$13.650	$15.160	$14.950
Total Investment Return on Net Asset Value(2)	(1.60	)%(9)	(3.65)%	12.10%	8.72%	5.35%	12.31%
Total Investment Return on Market Value(2)	7.10	%(9)	(8.44)%	15.99%	(4.34)%	8.60%	17.06%

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$103,866		$108,567		$117,966	$110,760	$108,193	$109,991
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.79	%(4)	1.78	%(5)	1.79%	1.78%	1.78%	1.78%
Interest and fee expense(6)	0.22	%(4)	0.34%		0.49%	0.33%	0.20%	0.23%
Total expenses before custodian fee reduction	2.01	%(4)	2.12	%(5)	2.28%	2.11%	1.98%	2.01%
Expenses after custodian fee reduction excluding interest and fees	1.78	%(4)	1.76	%(5)	1.77%	1.76%	1.77%	1.78%
Net investment income	6.64	%(4)	5.94%		6.12%	6.52%	7.10%	7.17%
Portfolio Turnover	16	%(9)	40%		26%	31%	17%	9%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.14	%(4)	1.17	%(5)	1.18%	1.16%	1.15%	1.15%
Interest and fee expense(6)	0.14	%(4)	0.22%		0.32%	0.22%	0.13%	0.15%
Total expenses before custodian fee reduction	1.28	%(4)	1.39	%(5)	1.50%	1.38%	1.28%	1.30%
Expenses after custodian fee reduction excluding interest and fees	1.13	%(4)	1.16	%(5)	1.16%	1.15%	1.15%	1.15%
Net investment income	4.24	%(4)	3.90%		4.03%	4.26%	4.61%	4.64%
Senior Securities:
Total preferred shares outstanding	2,360		2,360		2,360	2,360	2,360	2,360
Asset coverage per preferred share(7)	$69,013		$71,003		$74,997	$71,942	$70,849	$71,608
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Plus Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$14.740		$15.800	$15.150	$15.040	$15.530	$14.730
Income (loss) from operations
Net investment income	$0.455		$0.944	$0.970	$1.013	$1.082	$1.096
Net realized and unrealized gain (loss)	(0.676)		(1.049)	0.678	0.179	(0.450)	0.775
Distributions to preferred shareholders From net investment income	(0.151)		(0.307)	(0.270)	(0.177)	(0.087)	(0.076)
Total income (loss) from operations	$(0.372)		$(0.412)	$1.378	$1.015	$0.545	$1.795
Less distributions to common shareholders
From net investment income	$(0.318)		$(0.648)	$(0.728)	$(0.905)	$(1.035)	$(0.995)
Total distributions to common shareholders	$(0.318)		$(0.648)	$(0.728)	$(0.905)	$(1.035)	$(0.995)
Net asset value — End of period (Common shares)	$14.050		$14.740	$15.800	$15.150	$15.040	$15.530
Market value — End of period (Common shares)	$12.580		$12.720	$14.180	$14.180	$15.250	$15.455
Total Investment Return on Net Asset Value(2)	(2.23	)%(9)	(2.26)%	9.84%	6.98%	3.80%	12.65%
Total Investment Return on Market Value(2)	1.44	%(9)	(6.02)%	5.32%	(1.25)%	5.76%	14.67%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Plus Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$59,830		$62,757		$67,252	$64,501	$63,911	$65,902
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.30	%(4)	1.87	%(5)	1.87%	1.86%	1.84%	1.83%
Interest and fee expense(6)	0.44	%(4)	0.75%		0.54%	0.42%	0.50%	0.58%
Total expenses before custodian fee reduction	2.74	%(4)	2.62	%(5)	2.41%	2.28%	2.34%	2.41%
Expenses after custodian fee reduction excluding interest and fees	2.27	%(4)	1.86	%(5)	1.86%	1.85%	1.83%	1.82%
Net investment income	6.45	%(4)	6.16%		6.33%	6.65%	7.09%	7.20%
Portfolio Turnover	73	%(9)	26%		33%	15%	4%	15%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.45	%(4)	1.21	%(5)	1.21%	1.20%	1.18%	1.18%
Interest and fee expense(6)	0.28	%(4)	0.48%		0.35%	0.27%	0.32%	0.37%
Total expenses before custodian fee reduction	1.73	%(4)	1.69	%(5)	1.56%	1.47%	1.50%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.43	%(4)	1.20	%(5)	1.20%	1.19%	1.18%	1.18%
Net investment income	4.05	%(4)	3.99%		4.10%	4.30%	4.58%	4.64%
Senior Securities:
Total preferred shares outstanding	1,420		1,420		1,420	1,420	1,420	1,420
Asset coverage per preferred share(7)	$67,139		$69,201		$72,363	$70,423	$70,011	$71,412
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$14.860		$16.170	$15.270	$15.090	$15.380	$14.350
Income (loss) from operations
Net investment income	$0.477		$0.914	$0.931	$0.973	$1.054	$1.091
Net realized and unrealized gain (loss)	(0.614)		(1.314)	0.926	0.234	(0.251)	0.982
Distributions to preferred shareholders From net investment income	(0.143)		(0.271)	(0.243)	(0.145)	(0.070)	(0.070)
Total income (loss) from operations	$(0.280)		$(0.671)	$1.614	$1.062	$0.733	$2.003
Less distributions to common shareholders
From net investment income	$(0.320)		$(0.639)	$(0.714)	$(0.882)	$(1.023)	$(0.973)
Total distributions to common shareholders	$(0.320)		$(0.639)	$(0.714)	$(0.882)	$(1.023)	$(0.973)
Net asset value — End of period (Common shares)	$14.260		$14.860	$16.170	$15.270	$15.090	$15.380
Market value — End of period (Common shares)	$13.900		$13.050	$14.920	$14.800	$16.810	$15.400
Total Investment Return on Net Asset Value(2)	(1.69	)%(9)	(3.94)%	11.05%	7.02%	4.90%	14.33%
Total Investment Return on Market Value(2)	9.11	%(9)	(8.57)%	5.72%	(6.89)%	16.71%	5.91%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$38,711		$40,341		$43,875	$41,395	$40,662	$41,035
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.96	%(4)	1.91	%(5)	1.88%	1.88%	1.87%	1.86%
Interest and fee expense(6)	0.22	%(4)	0.61%		0.77%	0.52%	0.30%	0.34%
Total expenses before custodian fee reduction	2.18	%(4)	2.52	%(5)	2.65%	2.40%	2.17%	2.20%
Expenses after custodian fee reduction excluding interest and fees	1.95	%(4)	1.89	%(5)	1.87%	1.87%	1.86%	1.86%
Net investment income	6.69	%(4)	5.90%		6.01%	6.29%	6.97%	7.27%
Portfolio Turnover	11	%(9)	42%		22%	13%	39%	26%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.26	%(4)	1.26	%(5)	1.24%	1.24%	1.22%	1.21%
Interest and fee expense(6)	0.14	%(4)	0.40%		0.51%	0.34%	0.19%	0.22%
Total expenses before custodian fee reduction	1.40	%(4)	1.66	%(5)	1.75%	1.58%	1.41%	1.43%
Expenses after custodian fee reduction excluding interest and fees	1.25	%(4)	1.25	%(5)	1.24%	1.24%	1.22%	1.21%
Net investment income	4.30	%(4)	3.91%		3.98%	4.15%	4.55%	4.72%
Senior Securities:
Total preferred shares outstanding	860		860		860	860	860	860
Asset coverage per preferred share(7)	$70,021		$71,920		$76,024	$73,138	$72,281	$72,719
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$14.510		$15.420	$14.820	$14.860	$15.240	$14.400
Income (loss) from operations
Net investment income	$0.462		$0.913	$0.950	$0.995	$1.072	$1.092
Net realized and unrealized gain (loss)	(0.628)		(0.881)	0.608	0.010	(0.334)	0.802
Distributions to preferred shareholders From net investment income	(0.151)		(0.296)	(0.256)	(0.172)	(0.086)	(0.072)
Total income (loss) from operations	$(0.317)		$(0.264)	$1.302	$0.833	$0.652	$1.822
Less distributions to common shareholders
From net investment income	$(0.303)		$(0.646)	$(0.702)	$(0.873)	$(1.032)	$(0.982)
Total distributions to common shareholders	$(0.303)		$(0.646)	$(0.702)	$(0.873)	$(1.032)	$(0.982)
Net asset value — End of period (Common shares)	$13.890		$14.510	$15.420	$14.820	$14.860	$15.240
Market value — End of period (Common shares)	$12.330		$12.430	$14.110	$13.500	$16.600	$15.635
Total Investment Return on Net Asset Value(2)	(1.90	)%(9)	(1.37)%	9.38%	5.62%	4.36%	13.07%
Total Investment Return on Market Value(2)	1.66	%(9)	(7.66)%	9.88%	(13.87)%	13.63%	19.82%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$29,397		$30,710		$32,643	$31,357	$31,363	$31,963
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.20	%(4)	2.03	%(5)	1.97%	2.00%	1.96%	1.97%
Interest and fee expense(6)	0.17	%(4)	0.32%		0.46%	0.40%	0.42%	0.43%
Total expenses before custodian fee reduction	2.37	%(4)	2.35	%(5)	2.43%	2.40%	2.38%	2.40%
Expenses after custodian fee reduction excluding interest and fees	2.18	%(4)	2.01	%(5)	1.96%	1.99%	1.96%	1.97%
Net investment income	6.58	%(4)	6.12%		6.35%	6.60%	7.16%	7.31%
Portfolio Turnover	4	%(9)	22%		22%	14%	5%	8%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.38	%(4)	1.31	%(5)	1.27%	1.29%	1.26%	1.26%
Interest and fee expense(6)	0.11	%(4)	0.21%		0.29%	0.26%	0.27%	0.27%
Total expenses before custodian fee reduction	1.49	%(4)	1.52	%(5)	1.56%	1.55%	1.53%	1.53%
Expenses after custodian fee reduction excluding interest and fees	1.37	%(4)	1.29	%(5)	1.26%	1.28%	1.26%	1.26%
Net investment income	4.14	%(4)	3.94%		4.09%	4.26%	4.60%	4.69%
Senior Securities:
Total preferred shares outstanding	700		700		700	700	700	700
Asset coverage per preferred share(7)	$67,001		$68,878		$71,635	$69,796	$69,810	$70,664
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$14.930		$16.200	$15.020	$14.810	$15.190	$14.060
Income (loss) from operations
Net investment income	$0.483		$0.926	$0.953	$1.014	$1.082	$1.120
Net realized and unrealized gain (loss)	(0.713)		(1.275)	1.205	0.238	(0.313)	1.099
Distributions to preferred shareholders From net investment income	(0.145)		(0.273)	(0.253)	(0.169)	(0.081)	(0.071)
Total income (loss) from operations	$(0.375)		$(0.622)	$1.905	$1.083	$0.688	$2.148
Less distributions to common shareholders
From net investment income	$(0.305)		$(0.648)	$(0.725)	$(0.873)	$(1.068)	$(1.018)
Total distributions to common shareholders	$(0.305)		$(0.648)	$(0.725)	$(0.873)	$(1.068)	$(1.018)
Net asset value — End of period (Common shares)	$14.250		$14.930	$16.200	$15.020	$14.810	$15.190
Market value — End of period (Common shares)	$12.910		$12.790	$15.080	$14.030	$15.540	$15.415
Total Investment Return on Net Asset Value(2)	(2.27	)%(9)	(3.59)%	13.28%	7.59%	4.76%	15.81%
Total Investment Return on Market Value(2)	3.36	%(9)	(11.28)%	12.89%	(4.22)%	8.31%	14.75%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$65,866		$69,001		$74,846	$69,375	$68,298	$69,500
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.89	%(4)	1.84	%(5)	1.85%	1.86%	1.85%	1.84%
Interest and fee expense(6)	0.46	%(4)	0.89%		0.93%	0.58%	0.50%	0.43%
Total expenses before custodian fee reduction	2.35	%(4)	2.73	%(5)	2.78%	2.44%	2.35%	2.27%
Expenses after custodian fee reduction excluding interest and fees	1.86	%(4)	1.81	%(5)	1.83%	1.84%	1.84%	1.84%
Net investment income	6.75	%(4)	5.94%		6.20%	6.66%	7.28%	7.64%
Portfolio Turnover	28	%(9)	42%		23%	46%	52%	28%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.20	%(4)	1.21	%(5)	1.20%	1.21%	1.19%	1.18%
Interest and fee expense(6)	0.29	%(4)	0.58%		0.61%	0.38%	0.32%	0.27%
Total expenses before custodian fee reduction	1.49	%(4)	1.79	%(5)	1.81%	1.59%	1.51%	1.45%
Expenses after custodian fee reduction excluding interest and fees	1.18	%(4)	1.19	%(5)	1.19%	1.19%	1.18%	1.18%
Net investment income	4.29	%(4)	3.89%		4.04%	4.33%	4.68%	4.87%
Senior Securities:
Total preferred shares outstanding	1,520		1,520		1,520	1,520	1,520	1,520
Asset coverage per preferred share(7)	$68,333		$70,395		$74,250	$70,651	$69,935	$70,724
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$15.240		$16.550	$15.660	$15.490	$15.810	$14.860
Income (loss) from operations
Net investment income	$0.506		$0.991	$0.987	$1.070	$1.126	$1.108
Net realized and unrealized gain (loss)	(0.596)		(1.293)	0.932	0.243	(0.332)	0.936
Distributions to preferred shareholders From net investment income	(0.146)		(0.287)	(0.247)	(0.163)	(0.074)	(0.068)
Total income (loss) from operations	$(0.236)		$(0.589)	$1.672	$1.150	$0.720	$1.976
Less distributions to common shareholders
From net investment income	$(0.354)		$(0.721)	$(0.782)	$(0.980)	$(1.040)	$(1.026)
Total distributions to common shareholders	$(0.354)		$(0.721)	$(0.782)	$(0.980)	$(1.040)	$(1.026)
Net asset value — End of period (Common shares)	$14.650		$15.240	$16.550	$15.660	$15.490	$15.810
Market value — End of period (Common shares)	$14.400		$14.100	$15.700	$14.990	$15.370	$15.460
Total Investment Return on Net Asset Value(2)	(1.39	)%(9)	(3.42)%	11.28%	7.61%	4.91%	13.94%
Total Investment Return on Market Value(2)	4.77	%(9)	(5.81)%	10.28%	3.81%	6.46%	18.34%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$78,723		$81,931		$88,970	$84,194	$83,044	$84,744
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.83	%(4)	1.80	%(5)	1.82%	1.81%	1.78%	1.77%
Interest and fee expense(6)	0.51	%(4)	0.98%		1.03%	0.57%	0.32%	0.40%
Total expenses before custodian fee reduction	2.34	%(4)	2.78	%(5)	2.85%	2.38%	2.10%	2.17%
Expenses after custodian fee reduction excluding interest and fees	1.80	%(4)	1.78	%(5)	1.80%	1.80%	1.78%	1.77%
Net investment income	6.91	%(4)	6.23%		6.22%	6.72%	7.23%	7.21%
Portfolio Turnover	20	%(9)	29%		27%	40%	31%	19%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.17	%(4)	1.18	%(5)	1.19%	1.19%	1.16%	1.15%
Interest and fee expense(6)	0.33	%(4)	0.65%		0.68%	0.37%	0.21%	0.26%
Total expenses before custodian fee reduction	1.50	%(4)	1.83	%(5)	1.87%	1.56%	1.37%	1.41%
Expenses after custodian fee reduction excluding interest and fees	1.15	%(4)	1.17	%(5)	1.19%	1.19%	1.16%	1.15%
Net investment income	4.42	%(4)	4.10%		4.09%	4.42%	4.71%	4.68%
Senior Securities:
Total preferred shares outstanding	1,780		1,780		1,780	1,780	1,780	1,780
Asset coverage per preferred share(7)	$69,230		$71,032		$74,983	$72,311	$71,659	$72,603
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$14.830		$15.690	$14.910	$15.040	$15.070	$14.150
Income (loss) from operations
Net investment income	$0.481		$0.938	$0.958	$1.003	$1.081	$1.083
Net realized and unrealized gain (loss)	(0.723)		(0.845)	0.800	(0.055)	(0.011)	0.913
Distributions to preferred shareholders From net investment income	(0.152)		(0.297)	(0.264)	(0.175)	(0.091)	(0.077)
Total income (loss) from operations	$(0.394)		$(0.204)	$1.494	$0.773	$0.979	$1.919
Less distributions to common shareholders
From net investment income	$(0.306)		$(0.656)	$(0.714)	$(0.903)	$(1.009)	$(0.999)
Total distributions to common shareholders	$(0.306)		$(0.656)	$(0.714)	$(0.903)	$(1.009)	$(0.999)
Net asset value — End of period (Common shares)	$14.130		$14.830	$15.690	$14.910	$15.040	$15.070
Market value — End of period (Common shares)	$12.790		$12.850	$14.610	$14.170	$16.750	$15.715
Total Investment Return on Net Asset Value(2)	(2.44	)%(9)	(1.06)%	10.50%	5.10%	6.71%	13.92%
Total Investment Return on Market Value(2)	1.92	%(9)	(7.93)%	8.27%	(10.31)%	13.96%	14.12%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$39,983		$41,953		$44,385	$42,193	$42,444	$42,304
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.00	%(4)	1.93	%(5)	1.92%	1.91%	1.91%	1.90%
Interest and fee expense(6)	0.32	%(4)	0.72%		0.74%	0.54%	0.29%	0.29%
Total expenses before custodian fee reduction	2.32	%(4)	2.65	%(5)	2.66%	2.45%	2.20%	2.19%
Expenses after custodian fee reduction excluding interest and fees	1.98	%(4)	1.91	%(5)	1.92%	1.90%	1.90%	1.88%
Net investment income	6.75	%(4)	6.17%		6.31%	6.57%	7.23%	7.37%
Portfolio Turnover	9	%(9)	24%		16%	13%	12%	23%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.27	%(4)	1.25	%(5)	1.25%	1.24%	1.23%	1.21%
Interest and fee expense(6)	0.20	%(4)	0.46%		0.48%	0.35%	0.19%	0.19%
Total expenses before custodian fee reduction	1.47	%(4)	1.71	%(5)	1.73%	1.59%	1.42%	1.40%
Expenses after custodian fee reduction excluding interest and fees	1.25	%(4)	1.23	%(5)	1.24%	1.23%	1.22%	1.20%
Net investment income	4.26	%(4)	3.99%		4.08%	4.25%	4.64%	4.69%
Senior Securities:
Total preferred shares outstanding	940		940		940	940	940	940
Asset coverage per preferred share(7)	$67,542		$69,640		$72,223	$69,888	$70,153	$70,007
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period (Common shares)	$14.840		$15.510	$14.870	$14.890	$15.210	$14.260
Income (loss) from operations
Net investment income	$0.490		$0.953	$0.983	$1.008	$1.076	$1.089
Net realized and unrealized gain (loss)	(0.464)		(0.661)	0.664	0.103	(0.301)	0.884
Distributions to preferred shareholders From net investment income	(0.149)		(0.300)	(0.274)	(0.181)	(0.092)	(0.080)
Total income (loss) from operations	$(0.123)		$(0.008)	$1.373	$0.930	$0.683	$1.893
Less distributions to common shareholders
From net investment income	$(0.317)		$(0.662)	$(0.733)	$(0.950)	$(1.003)	$(0.943)
Total distributions to common shareholders	$(0.317)		$(0.662)	$(0.733)	$(0.950)	$(1.003)	$(0.943)
Net asset value — End of period (Common shares)	$14.400		$14.840	$15.510	$14.870	$14.890	$15.210
Market value — End of period (Common shares)	$12.880		$12.790	$14.560	$14.660	$15.540	$15.980
Total Investment Return on Net Asset Value(2)	(0.55	)%(9)	0.27%	9.68%	6.27%	4.77%	13.73%
Total Investment Return on Market Value(2)	3.20	%(9)	(7.95)%	4.44%	0.39%	4.07%	22.05%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2008		Year Ended November 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$39,004		$40,182		$41,998	$40,233	$40,023	$40,670
Ratios (As a percentage of average net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.99	%(4)	1.95	%(5)	1.94%	1.97%	1.91%	1.92%
Interest and fee expense(6)	0.40	%(4)	0.70%		0.93%	0.44%	0.24%	0.19%
Total expenses before custodian fee reduction	2.39	%(4)	2.65	%(5)	2.87%	2.41%	2.15%	2.11%
Expenses after custodian fee reduction excluding interest and fees	1.96	%(4)	1.94	%(5)	1.93%	1.95%	1.91%	1.92%
Net investment income	6.80	%(4)	6.28%		6.53%	6.69%	7.18%	7.35%
Portfolio Turnover	16	%(9)	23%		18%	28%	8%	6%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.26	%(4)	1.27	%(5)	1.25%	1.27%	1.23%	1.23%
Interest and fee expense(6)	0.26	%(4)	0.45%		0.60%	0.28%	0.15%	0.12%
Total expenses before custodian fee reduction	1.52	%(4)	1.72	%(5)	1.85%	1.55%	1.38%	1.35%
Expenses after custodian fee reduction excluding interest and fees	1.25	%(4)	1.26	%(5)	1.24%	1.26%	1.22%	1.23%
Net investment income	4.31	%(4)	4.06%		4.21%	4.30%	4.61%	4.69%
Senior Securities:
Total preferred shares outstanding	900		900		900	900	900	900
Asset coverage per preferred share(7)	$68,347		$69,658		$71,672	$69,708	$69,471	$70,193
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Trust's operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Plus Municipal Income Trust (Florida Plus Trust) (formerly, Eaton Vance Florida Municipal Income Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state, as applicable.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2007, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce each Trust's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Trust	Amount	Expiration Date
California	$2,239,451	November 30, 2008

	995,999	November 30, 2012

Florida Plus	936,795	November 30, 2008

	160,909	November 30, 2009

	1,495,013	November 30, 2012

	114,338	November 30, 2013

Massachusetts	594,169	November 30, 2008

	39,627	November 30, 2009

	343,176	November 30, 2010

Michigan	337,655	November 30, 2008

	165,469	November 30, 2009

	475,985	November 30, 2010

	443,883	November 30, 2011

	697,198	November 30, 2012

	224,050	November 30, 2013

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trust	Amount	Expiration Date
New Jersey	$1,990,715	November 30, 2008

	262,308	November 30, 2009

	177,350	November 30, 2011

New York	1,621,946	November 30, 2008

	70,059	November 30, 2009

Ohio	625,515	November 30, 2008

	850,745	November 30, 2009

	764,355	November 30, 2012

	588,403	November 30, 2013

Pennsylvania	807,118	November 30, 2008

	844,973	November 30, 2009

	41,331	November 30, 2010

	502,868	November 30, 2012

	389,289	November 30, 2013

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of May 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust's federal tax returns filed in the 3-year period ended November 30, 2007 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust's custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust, and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in inverse floating rate securities, whereby a Trust may sell a fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Trust, and which may have been, but is not required to be, the fixed rate bond purchased from the Trust (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to tender their notes

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Trust, thereby collapsing the SPV. Pursuant to FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Trusts account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Trusts' liability with respect to Floating Rate Notes is recorded as incurred. At May 31, 2008, the amounts of the Trusts' Floating Rate Notes and related interest rates and collateral were as follows:

Trust	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates (%)	Collateral for Floating Rate Notes Outstanding
California	$11,160,000	1.59 – 1.67	$17,061,548
Florida Plus	5,175,000	1.60 – 1.67	7,865,234
Massachusetts	2,410,000	1.60 – 2.11	3,539,384
Michigan	1,125,000	1.60 – 1.67	1,510,388
New Jersey	11,742,000	1.61 – 1.67	18,468,021
New York	13,590,000	1.60 – 1.67	19,843,175
Ohio	2,830,000	1.60 – 1.67	4,442,665
Pennsylvania	4,215,780	1.60 – 1.63	6,573,439

The Trusts' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Trusts' investment policies do not allow the Trusts to borrow money for purposes of making investments. Management believes that the Trusts' restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability on the Trusts' Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts' restrictions apply. Inverse Floaters held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Trusts may enter into financial futures contracts. The Trusts' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Trust bears the risk if the counterparties do not perform under the contracts' terms.

J  Interest Rate Swaps — The Trusts may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts' management, reflect all

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) "AA" Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

The number of APS issued and outstanding as of May 31, 2008 is as follows:

Trust	APS Issued and Outstanding
California	2,360
Florida Plus	1,420
Massachusetts	860
Michigan	700
New Jersey	1,520
New York	1,780
Ohio	940
Pennsylvania	900

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts' By-Laws and the 1940 Act. Each Trust pays an annual fee equivalent to 0.25% of the liquidation value of the APS for the remarketing efforts associated with the APS auctions.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trusts intend to distribute all or substantially all of their net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at May 31, 2008, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

Trust	APS Dividend Rates at May 31, 2008	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
California	2.59%	$1,045,197	3.54%	2.48 – 4.51
Florida Plus	2.48	644,101	3.63	2.48 – 4.60
Massachusetts	2.59	387,109	3.60	2.59 – 4.45
Michigan	2.48	318,578	3.64	2.48 – 6.00
New Jersey	2.59	671,906	3.54	1.71 – 4.51
New York	2.48	785,678	3.53	2.40 – 4.53
Ohio	2.56	430,491	3.66	2.56 – 4.65
Pennsylvania	2.59	402,720	3.58	2.59 – 4.36

Beginning February 13, 2008, and consistent with the patterns in the broader market for auction rate securities, APS of the Trusts were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates on the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2008.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.70% of each Trust's average weekly gross assets and is payable monthly. During the six months ended May 31, 2008, average weekly gross assets as referred to herein exclude assets deemed held pursuant to FAS 140 (see Note 1H). The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust's average weekly gross assets. For the six months ended May 31, 2008, the investment adviser fee and administration fee were as follows:

Trust	Investment Adviser Fee	Administration Fee
California	$570,203	$162,915
Florida Plus	334,629	95,608
Massachusetts	210,602	60,172
Michigan	165,361	47,246
New Jersey	364,469	104,134
New York	431,038	123,154
Ohio	223,558	63,874
Pennsylvania	215,410	61,546

Except for Trustees of the Trusts who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

Pursuant to FAS 140, an Inverse Floater sold by the Florida Plus Trust to an affiliated fund was deemed to be held by the Florida Plus Trust. Interest income of $5,835 paid by the SPV to the affiliated fund for the six months ended May 31, 2008 was deemed paid by the Florida Trust and is included in interest expense. The fixed rate bond was withdrawn from the SPV and subsequently sold during the six months ended May 31, 2008.

5  Purchase and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2008 were as follows:

Trust	Purchases	Sales
California	$28,253,265	$26,824,579
Florida Plus	74,843,262	82,251,691
Massachusetts	6,782,198	8,048,964
Michigan	2,103,200	3,966,218
New Jersey	30,942,306	33,131,745
New York	27,478,542	33,764,034
Ohio	5,744,979	9,561,020
Pennsylvania	10,423,730	11,888,960

6  Common Shares of Beneficial Interest

There were no common shares issued pursuant to the Trusts' dividend reinvestment plan for the six months ended May 31, 2008 and the year ended November 30, 2007.

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2008, as determined on a federal income tax basis, were as follows:

California Trust
Aggregate Cost	$159,584,917
Gross unrealized appreciation	$4,336,638
Gross unrealized depreciation	(3,895,656)
Net unrealized appreciation	$440,982
Florida Plus Trust
Aggregate Cost	$94,885,057
Gross unrealized appreciation	$2,271,485
Gross unrealized depreciation	(2,951,143)
Net unrealized depreciation	$(679,658)
Massachusetts Trust
Aggregate Cost	$60,253,087
Gross unrealized appreciation	$1,383,507
Gross unrealized depreciation	(2,312,360)
Net unrealized depreciation	$(928,853)

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Michigan Trust
Aggregate Cost	$44,984,938
Gross unrealized appreciation	$1,731,493
Gross unrealized depreciation	(1,760,236)
Net unrealized depreciation	$(28,743)
New Jersey Trust
Aggregate Cost	$102,802,541
Gross unrealized appreciation	$2,544,167
Gross unrealized depreciation	(3,614,354)
Net unrealized depreciation	$(1,070,187)
New York Trust
Aggregate Cost	$121,853,244
Gross unrealized appreciation	$3,310,911
Gross unrealized depreciation	(3,375,058)
Net unrealized depreciation	$(64,147)
Ohio Trust
Aggregate Cost	$61,824,060
Gross unrealized appreciation	$2,095,712
Gross unrealized depreciation	(1,763,937)
Net unrealized appreciation	$331,775
Pennsylvania Trust
Aggregate Cost	$59,447,754
Gross unrealized appreciation	$2,497,248
Gross unrealized depreciation	(1,483,532)
Net unrealized appreciation	$1,013,716

8  Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust's assets to the extent of any overdraft. At May 31, 2008, the New York Trust had a payment due to SSBT pursuant to the foregoing arrangement of $172,349.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2008 is as follows:

Futures Contracts

Trust	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California	09/08	121 U.S. Treasury Bond	Short	$(13,641,683)	$(13,733,500)	$(91,817)
Florida Plus	09/08	60 U.S. Treasury Bond	Short	$(6,764,471)	$(6,810,000)	$(45,529)
Michigan	09/08	12 U.S. Treasury Bond	Short	$(1,357,552)	$(1,362,000)	$(4,448)
New York	09/08	127 U.S. Treasury Bond	Short	$(14,456,266)	$(14,414,500)	$41,766
Ohio	09/08	26 U.S. Treasury Bond	Short	$(2,941,362)	$(2,951,000)	$(9,638)
Pennsylvania	09/08	95 U.S. Treasury Bond	Short	$(10,710,412)	$(10,782,500)	$(72,088)

Interest Rate Swaps

California Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$4,250,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$104,742
Merrill Lynch Capital Services, Inc.	6,825,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	224,257
Morgan Stanley Capital Services, Inc.	2,575,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(113,328)
					$215,671

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Florida Plus Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,475,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$60,997
Merrill Lynch Capital Services, Inc.	3,975,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	130,611
Morgan Stanley Capital Services, Inc.	1,500,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(66,016)
					$125,592

Massachusetts Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,575,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$38,816
Merrill Lynch Capital Services, Inc.	2,500,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	82,146
Morgan Stanley Capital Services, Inc.	925,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(40,710)
					$80,252

Michigan Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	$400,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$13,143
Morgan Stanley Capital Services, Inc.	275,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(12,103)
					$1,040

New Jersey Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,725,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$67,158
Merrill Lynch Capital Services, Inc.	4,375,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	143,755
Morgan Stanley Capital Services, Inc.	1,650,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(72,618)
					$138,295

New York Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,200,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$78,865
Merrill Lynch Capital Services, Inc.	5,200,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	170,862
Morgan Stanley Capital Services, Inc.	1,925,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(84,721)
					$165,006

Ohio Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,625,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$40,049
Merrill Lynch Capital Services, Inc.	1,250,000	4.9025	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	41,072
Morgan Stanley Capital Services, Inc.	1,000,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(44,011)
					$37,110

Pennsylvania Trust

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,825,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$44,978
Morgan Stanley Capital Services, Inc.	925,000	5.428	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(40,710)
					$4,268

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2008, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

10  Fair Value Measurements

The Trusts adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

At May 31, 2008, the inputs used in valuing the Trusts' investments, which are carried at value, were as follows:

California Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(91,817)
Level 2	Other Significant Observable Inputs	171,185,899	215,671
Level 3	Significant Unobservable Inputs	—	—
	Total	$171,185,899	$123,854

Florida Plus Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(45,529)
Level 2	Other Significant Observable Inputs	99,380,399	125,592
Level 3	Significant Unobservable Inputs	—	—
	Total	$99,380,399	$80,063

Massachusetts Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	61,734,234	80,252
Level 3	Significant Unobservable Inputs	—	—
	Total	$61,734,234	$80,252

Michigan Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(4,448)
Level 2	Other Significant Observable Inputs	46,081,195	1,040
Level 3	Significant Unobservable Inputs	—	—
	Total	$46,081,195	$(3,408)

New Jersey Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	113,474,354	138,295
Level 3	Significant Unobservable Inputs	—	—
	Total	$113,474,354	$138,295

New York Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$41,766
Level 2	Other Significant Observable Inputs	135,379,097	165,006
Level 3	Significant Unobservable Inputs	—	—
	Total	$135,379,097	$206,772

Ohio Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(9,638)
Level 2	Other Significant Observable Inputs	64,985,835	37,110
Level 3	Significant Unobservable Inputs	—	—
	Total	$64,985,835	$27,472

Pennsylvania Trust

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(72,088)
Level 2	Other Significant Observable Inputs	65,757,250	4,268
Level 3	Significant Unobservable Inputs	—	—
	Total	$65,757,250	$(67,820)

*  Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trusts held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

Eaton Vance Municipal Income Trusts as of May 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

11  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Trusts' financial statement disclosures.

12  Name Changes

Effective January 1, 2008, the name of Eaton Vance Florida Municipal Income Trust was changed to Eaton Vance Florida Plus Municipal Income Trust.

Effective June 19, 2008, the name of Eaton Vance Florida Plus Municipal Income Trust was changed to Eaton Vance National Municipal Income Trust.

13  Subsequent Event

In June 2008, California Trust, Florida Plus Trust, Massachusetts Trust, New Jersey Trust and New York Trust (collectively, the Trusts) secured financing intended to partially redeem a proportionate amount of the Trusts' APS. The replacement financing is being provided through the creation of tender option bonds, whereby each Trust will transfer highly rated bonds held in its portfolio to a special purpose vehicle that issues floater and residual certificates. The Trusts will hold the residual certificates and use the proceeds from the sale of the floater certificates to replace a portion of the outstanding APS. The floaters have a liquidity backstop financing facility provided by a major financial institution. The California Trust, Florida Plus Trust, Massachusetts Trust, New Jersey Trust and New York Trust expect to redeem approximately 6%, 36%, 7%, 3% and 15%, respectively, of their outstanding APS at the next respective dividend payable date on or after July 7, 2008. As of July 11, 2008, 137, 517, 58, 48 and 275 shares of APS of California Trust, Florida Plus Trust, Massachusetts Trust, New Jersey Trust and New York Trust, respectively, were redeemed.

Eaton Vance Municipal Income Trusts as of May 31, 2008

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 28, 2008. The following action was taken by the shareholders of each Trust:

Item 1: The election of Thomas E. Faust Jr. and Allen R. Freedman as Class II Trustees of each Trust for a term expiring in 2010 and William H. Park, Norton H. Reamer and Heidi L. Steiger as Class III Trustees of each Trust for a three-year term expiring in 2011. Mr. Reamer was elected solely by APS shareholders.

Trust	Nominee for Class II Trustee Elected by All Shareholders: Thomas E. Faust Jr.	Nominee for Class II Trustee Elected by All Shareholders: Allen R. Freedman	Nominee for Class III Trustee Elected by All Shareholders: William H. Park	Nominee for Class III Trustee Elected by APS Shareholders: Norton H. Reamer	Nominee for Class III Trustee Elected by All Shareholders: Heidi L. Steiger
California
For	6,786,954	6,783,807	6,780,954	1,620	6,786,121
Withheld	110,531	113,678	116,531	6	111,364
Florida Plus
For	3,528,018	3,526,518	3,528,018	1,403	3,528,018
Withheld	596,869	598,369	596,869	0	596,869
Massachusetts
For	2,439,738	2,438,738	2,438,738	859	2,437,817
Withheld	110,821	111,821	111,821	0	112,742
Michigan
For	1,967,159	1,967,159	1,967,159	695	1,967,159
Withheld	83,920	83,920	83,920	0	83,920
New Jersey
For	4,262,768	4,262,162	4,262,989	1,489	4,262,976
Withheld	159,547	160,153	159,326	12	159,339
New York
For	5,050,672	5,039,872	5,040,672	1,749	5,054,022
Withheld	60,280	71,080	70,280	1	56,930
Ohio
For	2,493,547	2,497,047	2,497,047	939	2,497,047
Withheld	179,506	176,006	176,006	0	176,006
Pennsylvania
For	2,556,120	2,558,546	2,558,546	899	2,558,071
Withheld	71,095	68,669	68,669	0	69,144

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of May 31, 2008 our records indicate that there are 51, 36, 51, 25, 64, 48, 44 and 62 registered shareholders for California Municipal Income Trust, Florida Plus Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,891, 2,302, 1,301, 1,402, 2,316, 2,543, 1,600 and 1,550 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Florida Plus Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

California Municipal Income Trust  CEV

Florida Plus Municipal Income Trust  FEV

Massachusetts Municipal Income Trust  MMV

Michigan Municipal Income Trust  EMI

New Jersey Municipal Income Trust  EVJ

New York Municipal Income Trust  EVY

Ohio Municipal Income Trust  EVO

Pennsylvania Municipal Income Trust  EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Municipal Income Trust

•  Eaton Vance Florida Plus Municipal Income Trust (formerly, Eaton Vance Florida Municipal Income Trust)

•  Eaton Vance Massachusetts Municipal Income Trust

•  Eaton Vance Michigan Municipal Income Trust

•  Eaton Vance New Jersey Municipal Income Trust

•  Eaton Vance New York Municipal Income Trust

•  Eaton Vance Ohio Municipal Income Trust

•  Eaton Vance Pennsylvania Municipal Income Trust

(the "Funds"), each with Eaton Vance Management (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel with respect to certain Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser's large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2007 for each Fund in operation over such periods. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as "management fees"). The Board considered the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering. As part of its review, the Board considered each Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Income Trusts

OFFICERS AND TRUSTEES

Eaton Vance Municipal Income Trusts

Officers
Cynthia J. Clemson
President of CEV, FEV, EMI,
EVY, EVO and EVP;
Vice President of MMV and
EVJ and Portfolio Manager
of CEV and FEV
Robert B. MacIntosh
President of MMV and EVJ;
Vice President of CEV, FEV,
EMI, EVY, EVO and EVP and
Portfolio Manager of
MMV and EVJ
William H. Ahern, Jr.
Vice President and
Portfolio Manager
of EMI and EVO
Craig R. Brandon
Vice President and Portfolio
Manager of EVY
Thomas M. Metzold
Vice President
Adam A. Weigold
Vice President and Portfolio
Manager of EVP
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

American Stock Exchange symbols

California Municipal Income Trust
Florida Plus Municipal Income Trust
Massachusetts Municipal Income Trust
Michigan Municipal Income Trust
New Jersey Municipal Income Trust
New York Municipal Income Trust
Ohio Municipal Income Trust
Pennsylvania Municipal Income Trust	CEV FEV MMV EMI EVJ EVY EVO EVP

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Investment Adviser and Administrator of Eaton Vance Municipal Income Trusts
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company

59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Municipal Income Trusts
The Eaton Vance Building
255 State Street
Boston, MA 02109

147-7/08  CE-MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 14, 2008

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	July 14, 2008